Operating expenses - Schedule of Payroll Costs (Details) € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) employee	Jun. 30, 2023 EUR (€) employee
Analysis of income and expense [abstract]
Wages and salaries	€ (7,238)	€ (6,814)
Payroll taxes	(3,324)	(2,338)
Share-based payments	(1,940)	(1,349)
Retirement benefit obligations	(33)	(33)
Total payroll costs	€ (12,535)	€ (10,534)
Average headcount | employee	105	98
End-of-period headcount | employee	110	101